Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 20, 2015
Supplement [Text Block]	mmot_SupplementTextBlock	Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

CLASS A SHARES (TICKER GRAXX)
CLASS B SHARES (TICKER GRBXX)
CLASS C SHARES (TICKER GRCXX)
CLASS F SHARES (TICKER GRGXX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JULY 20, 2015

Federated Government Reserves Fund ("Fund") is entering into an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund will acquire all, or substantially all, of the assets of the Federated Liberty U.S. Government Money Market Trust (LIB), a portfolio of Money Market Obligations Trust, in exchange for Class A, Class B, Class C and Class F Shares of the Fund, which will be distributed pro rata by LIB to its shareholders of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively, in complete liquidation and dissolution of LIB. The Agreement is subject to the approval of the LIB shareholders at a special meeting of shareholders, currently scheduled for December 8, 2015. If the Agreement, and related reorganization transaction, is approved by the shareholders of LIB, then the date in the definition of "Termination Date" described in the footnote to the table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) January 1, 2017; or (b) the date of the Fund's next effective prospectus.
Federated Government Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

CLASS A SHARES (TICKER GRAXX)
CLASS B SHARES (TICKER GRBXX)
CLASS C SHARES (TICKER GRCXX)
CLASS F SHARES (TICKER GRGXX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JULY 20, 2015

Federated Government Reserves Fund ("Fund") is entering into an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund will acquire all, or substantially all, of the assets of the Federated Liberty U.S. Government Money Market Trust (LIB), a portfolio of Money Market Obligations Trust, in exchange for Class A, Class B, Class C and Class F Shares of the Fund, which will be distributed pro rata by LIB to its shareholders of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively, in complete liquidation and dissolution of LIB. The Agreement is subject to the approval of the LIB shareholders at a special meeting of shareholders, currently scheduled for December 8, 2015. If the Agreement, and related reorganization transaction, is approved by the shareholders of LIB, then the date in the definition of "Termination Date" described in the footnote to the table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) January 1, 2017; or (b) the date of the Fund's next effective prospectus.